CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Operating expenses:
Loss from operations	$ (76,749)
Other income (expense):
Other income	63,394
(Loss) income before provision for income taxes	(13,355)
Income tax benefit	88,327
Net loss	(101,682)
Net (loss) income	(101,682)
Angel Studios Inc. Cik0001671941
Revenue:
Total revenue	47,440,640
Operating expenses:
Cost of revenues	17,767,225
Selling and marketing	52,238,293
General and administrative	7,367,254
Research and development	3,357,904
Legal expense	414,513
Total operating expenses	81,145,189
Loss from operations	(33,704,549)
Other income (expense):
Net gain (loss) on digital assets	(3,299,105)
Interest expense	(1,564,155)
Interest income	1,124,691
Other income	(3,738,569)
(Loss) income before provision for income taxes	(37,443,118)
Net loss	(37,443,118)
Net loss attributable to noncontrolling interests	(26,208)
Net (loss) income	$ (37,416,910)
Basic net (loss) income per share | $ / shares	$ (1.375)
Diluted loss per share (in dollars per share) | $ / shares	$ (1.375)
Weighted average shares outstanding, basic | shares	27,217,011
Weighted average common shares outstanding - diluted | shares	27,217,011
Licensed content and other revenue | Angel Studios Inc. Cik0001671941
Revenue:
Total revenue	$ 46,206,744
Pay it Forward revenue | Angel Studios Inc. Cik0001671941
Revenue:
Total revenue	$ 1,233,896